Income Taxes - Schedule of Temporary Differences for which No Tax Asset is Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 359,299	$ 305,001
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	189,009	230,417
Financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	5,249	9,838
Gold-linked notes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	37,439	5,005
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 127,602	$ 59,741